Income Tax Receivable (Tables)	12 Months Ended
Nov. 30, 2022
Income Tax Receivable
Schedule of Income Tax Receivable
Year ended November 30, 2022
Federal income tax receivable	$45,500
State of Alaska income tax receivable	22,500
$68,000